Segment reporting (Tables)	6 Months Ended
Jun. 30, 2018
Segment Reporting [Abstract]
Summary of Information by Segment
Summary information by operating segment is as follows:

												United
June 30, 2018	Henan	Shandong	Jiangsu	Sichuan	Beijing	Hainan	Hunan	Shanghai	Tianjin	Shaanxi	Guangdong	States	Others	Consolidated
	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$

Total revenue	140,228,789	39,520,440	146,090,415	37,438,234	13,693,957	49,280,065	42,566,423	323,478	10,991,697	8,627,461	—	9,059,555	32,108,589	529,929,103
Total cost of revenue	(101,767,210)	(31,689,395)	(100,163,514)	(41,569,598)	(9,527,601)	(17,780,943)	(34,510,447)	(139,853)	(8,436,869)	(7,639,844)	—	(9,643,313)	(18,977,519)	(381,846,106)
Gross profit	38,461,579	7,831,045	45,926,901	(4,131,364)	4,166,356	31,499,122	8,055,976	183,625	2,554,828	987,617	—	(583,758)	13,131,070	148,082,997
Operating income/(loss)	15,945,631	3,351,264	39,922,601	(5,318,747)	(21,471,467)	29,126,243	1,009,546	42,958	1,458,861	(1,520,594)	—	(3,519,757)	2,266,431	61,292,970
Total assets	3,582,988,491	665,859,036	1,148,788,934	382,544,788	329,644,913	123,813,809	292,940,732	98,449,987	198,014,138	426,812,252	126,175,849	353,982,307	418,805,184	8,148,820,420

												United
June 30, 2017	Henan	Shandong	Jiangsu	Sichuan	Beijing	Hainan	Hunan	Shanghai	Tianjin	Shaanxi	Guangdong	States	Others	Consolidated
	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$

Total revenue	310,052,480	90,048,443	83,735,642	27,328,499	(358,452)	64,349,469	45,475,935	66,515	20,884,490	25,017,000	—	85,213,505	17,064,802	768,878,328
Total cost of revenue	(204,360,388)	(74,796,010)	(85,664,472)	(25,417,147)	171,568	(43,922,474)	(36,779,295)	(1,193,203)	(12,049,740)	(18,934,711)	—	(82,424,628)	(13,018,729)	(598,389,229)
Gross profit	105,692,092	15,252,433	(1,928,830)	1,911,352	(186,884)	20,426,995	8,696,640	(1,126,688)	8,834,750	6,082,289	—	2,788,877	4,046,073	170,489,099
Operating income/(loss)	81,467,812	11,917,385	(7,201,671)	84,765	(15,298,935)	14,850,256	6,342,476	(1,756,304)	5,528,244	2,373,289	—	(3,589,348)	(7,627,598)	87,090,371
Total assets	1,455,874,656	458,638,434	603,555,687	237,504,997	305,989,521	129,322,390	272,212,733	102,368,555	99,211,187	458,639,745	88,928,527	330,737,398	363,884,460	4,906,868,290